Segment Reporting - Summary of Geographical Areas (Detail) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Disclosure of geographical areas [line items]
Revenue		$ 493,916	$ 664,120	$ 555,198	$ 434,723
Non-current assets			79,570	73,406
Singapore [Member]
Disclosure of geographical areas [line items]
Revenue		106,453	143,137	143,989	121,062
Non-current assets			10,422	11,238
Philippines [Member]
Disclosure of geographical areas [line items]
Revenue		122,716	165,004	144,313	109,268
Non-current assets			21,733	24,009
Malaysia [Member]
Disclosure of geographical areas [line items]
Revenue		149,655	201,226	145,184	112,976
Non-current assets			18,720	8,219
Thailand [Member]
Disclosure of geographical areas [line items]
Revenue		66,628	89,588	71,574	54,185
Non-current assets			8,742	11,692
China [Member]
Disclosure of geographical areas [line items]
Revenue		12,530	16,848	11,671	11,500
Non-current assets			1,133	1,868
Japan [Member]
Disclosure of geographical areas [line items]
Revenue		20,095	27,020	30,838	22,759
Non-current assets			2,705	5,670
Others
Disclosure of geographical areas [line items]
Revenue	[1]	$ 15,839	21,297	7,629	$ 2,973
Non-current assets	[1]		$ 16,115	$ 10,710

[1]	Comprises revenue from Australia, Colombia, Hong Kong, India, Romania, Spain, South Korea, Taiwan, Türkiye and Vietnam.